Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,559,732.73

Principal:
Principal Collections	$21,353,700.39
Prepayments in Full	$12,868,433.00
Liquidation Proceeds	$583,842.92
Recoveries	$7,683.40
Sub Total	$34,813,659.71
Collections	$38,373,392.44

Purchase Amounts:
Purchase Amounts Related to Principal	$112,406.97
Purchase Amounts Related to Interest	$652.33
Sub Total	$113,059.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,486,451.74

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,486,451.74
Servicing Fee	$853,317.17	$853,317.17	$0.00	$0.00	$37,633,134.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,633,134.57
Interest - Class A-2 Notes	$120,684.03	$120,684.03	$0.00	$0.00	$37,512,450.54
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$37,319,410.54
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$37,245,734.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,245,734.87
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$37,209,234.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,209,234.37
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$37,180,293.37
Third Priority Principal Payment	$9,586,538.52	$9,586,538.52	$0.00	$0.00	$27,593,754.85
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$27,553,851.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,553,851.35
Regular Principal Payment	$34,373,249.00	$27,553,851.35	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,486,451.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$9,586,538.52
Regular Principal Payment					$27,553,851.35
Total					$37,140,389.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,140,389.87	$85.42	$120,684.03	$0.28	$37,261,073.90	$85.70
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$37,140,389.87	$27.68	$492,744.70	$0.37	$37,633,134.57	$28.05

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$381,107,467.39	0.8765121	$343,967,077.52	0.7910926
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$995,917,467.39	0.7422194	$958,777,077.52	0.7145401

Pool Information
Weighted Average APR	4.332%	4.325%
Weighted Average Remaining Term	50.40	49.55
Number of Receivables Outstanding	48,871	47,690
Pool Balance	$1,023,980,607.49	$988,597,183.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$994,192,191.05	$960,020,928.87
Pool Factor	0.7567430	0.7305940

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$14,828,957.76
Yield Supplement Overcollateralization Amount	$28,576,255.01
Targeted Overcollateralization Amount	$36,639,504.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,820,106.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		144	$465,040.33
(Recoveries)		7	$7,683.40
Net Losses for Current Collection Period			$457,356.93
Cumulative Net Losses Last Collection Period			$644,365.75
Cumulative Net Losses for all Collection Periods			$1,101,722.68

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.93%	423	$9,201,501.58
61-90 Days Delinquent	0.10%	43	$1,030,002.90
91-120 Days Delinquent	0.02%	7	$149,577.30
Over 120 Days Delinquent	0.01%	8	$142,803.26
Total Delinquent Receivables	1.06%	481	$10,523,885.04

Repossession Inventory:
Repossessed in the Current Collection Period		22	$436,836.70
Total Repossessed Inventory		32	$764,507.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2264%
Preceding Collection Period			0.2955%
Current Collection Period			0.5454%
Three Month Average			0.3558%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1191%
Preceding Collection Period			0.1187%
Current Collection Period			0.1216%
Three Month Average			0.1198%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer